Other income	12 Months Ended
Dec. 31, 2022
Disclosure of Other Income expenses [Abstract]
Other income	Other income

(in €‘000)	2022	2021	2020
Government grants	213	2,037	2,302
Income from sale of CO2 tickets	9,527	5,403	2,396
Net gain/(loss) on disposal of property, plant and equipment	(12,528)	(210)	7
Sublease rental income	200	200	—
Fair value gains/(losses) on derivatives (purchase options)	3,856	2,900	—
Fair value gains/(losses) on pref. shares derivatives and net gain/(loss) on sale of pref. shares derivatives	(69)	—	—
Other items	2,525	523	724
Total	3,724	10,853	5,429
Government grants
Government grants that relate to an expense item, are recognized as income on a systematic basis over the periods that the related costs, which the grants are intended to compensate, are expensed.
Income from sale of CO2 tickets
The Group sells CO2 tickets (for example, HBE certificates in the Netherlands) to companies that are required to compensate their use of non-green energy through a brokerage. These certificates are issued by the government and therefore IAS 20 Accounting for government grants and disclosure of government assistance is applicable.
For the year ended December 31, 2022, income from the sale of CO2 tickets includes a fair value gain on initial recognition of €9,423 thousand (2021: €5,483 thousand, 2020: €2,136 thousand) and a gain on the subsequent sale of €104 thousand (2021: loss of €80 thousand, 2020: gain of €260 thousand).
Sublease rental income
Refer to Note 17.2 for details on the Group’s subleases.
Fair value gains/(losses) on derivatives (purchase options)
Refer to Note 19 for details on the Group’s purchase options.

Fair value gains/(losses) on preference shares derivatives and net gain/(loss) on sale of preference shares derivatives
The Group has waived certain potential economic rights associated with a portion of the shares held by the Group in Voltalis for a consideration of €187 thousand. The transaction resulted in an immaterial loss, which has been recognized in the consolidated statement of profit or loss, within other income. This transaction does not affect the Group's interest held in the ordinary share capital of Voltalis.
Other items
Other items primarily consists of reimbursements that the Group has received from one of its suppliers for chargers.
During the year ended December 31, 2022, the Group purchased a number of chargers that malfunctioned and the Group has disposed of these chargers. During the year ended December 31, 2022, the Group has recognized a gain of €2,250 thousand (2021: € nil, 2020: € nil) for reimbursement received from suppliers.